Financial Instruments and Risk Management (Details) - 12 months ended Dec. 31, 2022	ILS (₪)	USD ($)
Financial Instruments and Risk Management (Details) [Line Items]
Working capital	₪ 26,424,000,000
Financial liabilities	₪ 6,835
Foreign currency | $		$ 13,005
Bottom of range [member]
Financial Instruments and Risk Management (Details) [Line Items]
Payment of royalties	3.50%
Top of range [member]
Financial Instruments and Risk Management (Details) [Line Items]
Payment of royalties	5.00%